Cash and Cash Equivalents - Disclosure Of Significant non cash transactions from investing and financing activities (Detail)	12 Months Ended
Dec. 31, 2021 EUR (€)
Significant non cash transactions from investing and financing activities [Line Items]
Convertion of convertible bonds and convertible note	€ (87,105,347)
Contribution in kind of Kensington shares	9,058,150
Total	€ (78,047,197)